Annual Fund Operating Expenses - U.S. Small and Mid Cap Equity Fund	Nov. 01, 2024
Class 1 Shares Prospectus
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2026
Class 1 Shares Prospectus | Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.55%	[1]
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.54%
Class 1A Shares Prospectus
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2026
Class 1A Shares Prospectus | Class 1A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.35%	[3]
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.01%)	[4]
Net Expenses (as a percentage of Assets)	0.79%
Class 2 Shares Prospectus
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2026
Class 2 Shares Prospectus | Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%	[5]
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	0.79%
Class 4 Shares Prospectus
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2026
Class 4 Shares Prospectus | Class 4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.35%	[7]
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.01%)	[8]
Net Expenses (as a percentage of Assets)	1.04%

[1]	Based on estimated amounts for the current fiscal year.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2026. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[3]	Based on estimated amounts for the current fiscal year.
[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2026. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[5]	Based on estimated amounts for the current fiscal year.
[6]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2026. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[7]	Based on estimated amounts for the current fiscal year.
[8]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2026. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.